Cash and due from banks (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Due from Banks [Abstract]
Cash and due from banks
(a)	Cash and due from banks as of December 31, 2016 and 2017 are as follows:

	2016		2017
Cash and cash equivalents	~~W~~	1,814,497	1,792,527
Deposits in won:
Reserve deposits		2,857,672	8,689,515
Time deposits		1,916,936	1,361,612
Certificate of deposits		19,897	—
Other		4,867,510	3,023,087

		9,662,015	13,074,214

Deposits in foreign currency:
Deposits		3,789,527	4,064,408
Time deposits		3,286,152	3,053,464
Other		644,684	698,039

		7,720,363	7,815,911

Allowance for credit losses		(15,710)	(14,054)

	~~W~~	19,181,165	22,668,598

Restricted due from banks
(b)	Restricted due from banks as of December 31, 2016 and 2017 are as follows:

	2016		2017
Deposits denominated in won:
Reserve deposits	~~W~~	2,857,672	8,689,515
Other (*)		4,868,867	3,628,419

		7,726,539	12,317,934
Deposits denominated in foreign currency		1,379,514	1,117,597

	~~W~~	9,106,053	13,435,531

(*)	Pursuant to the Regulation on Financial Investment Business, the Group is required to deposit certain portions of customers’ deposits with the Korean Securities Finance Corporation (“KSFC”) or banks to ensure repayment of customer deposits and the deposits may not be pledged as collateral.